STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Warrant [Member]
Summary of stock option plan and warrants

Warrants Outstanding				Warrants Exercisable
Exercise Prices		Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)
	$25.00	12,750	0.77	$25.00	12,750	0.77
	100.00	57,500	2.61	100.00	57,500	2.61
$		70,250	2.27	$86.00	70,250	2.27

Warrants Outstanding			Warrants Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)

$25.00	12,750	1.52	$25.00	12,750	1.52
100.00	11,550	0.25	100.00	11,550	0.25
$61.00	24,300	0.91	$61.00	24,300	0.91

Transactions involving stock option plan and warrants

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at January 1, 2018	24,300	$91.00
Issued	57,500	100.00
Exercised	-
Expired	(11,550)	100.00
Outstanding at September 30, 2018	70,250	$86.00

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at January 1, 2016	26,300	$58.00
Issued	-
Exercised	-
Canceled	-
Outstanding at December 31, 2016	26,300	$58.00
Issued	-	-
Exercised	-	-
Expired	(2,000)	25.00
Outstanding at December 31, 2017	24,300	$61.00

Stock Options [Member]
Fair value of stock-based payment awards
Risk-free interest rate	2.85%
Dividend yield	0%
Stock price volatility	135.18%
Expected life	5.50 years

	2017	2016
Risk-free interest rate	1.86%	1.13%
Dividend yield	0%	0%
Stock price volatility	171.77%	163.82%
Expected life	5.00 years	5.75 years
Weighted average grant date fair value	$15.19	$1.9

Summary of stock option plan and warrants

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2017	478,850	$4.00	7.5	$5,927,877
Grants	315,000	14.00	10.0	-
Exercised	-
Expired	-		-	-
Outstanding at September 30, 2018	793,850	$8.10	7.9	$2,832,140
Exercisable at September 30, 2018	557,600	$6.00	7.2	$2,832,140

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2016	148,500	$9.00	4.4	$ -
Grants	330,000	2.00	10.0	-
Exercised	-
Canceled	-
Outstanding at December 31, 2016	478,500	$4.00	8.9	$326,700
Grants	350	1.60	5.0	-
Exercised	-
Expired	-		-	-
Outstanding at December 31, 2017	478,850	$4.00	7.5	$5,927,877
Exercisable at December 31, 2017	396,350	$5.00	7.3	$4,725,027

Transactions involving stock option plan and warrants

Options Outstanding			Options
		Weighted Average	Exercisable Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$1.00-2.50	330,350	8.0	330,350
2.51-5.00	35,000	2.1	35,000
5.10-14.00	428,500	8.9	192,250
	793,850	8.2	557,600

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$1.00-2.50	330,350	9.46	247,850
2.51-5.00	35,000	8.56	35,000
5.01 and up	113,500	7.34	113,500
	478,850	8.89	396,350